BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund
(the “Fund”)

Supplement dated December 31, 2018
to the Prospectus dated October 28, 2018

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective as of December 31, 2018 (the “Effective Date”), Louis Florentin-Lee will be added as a portfolio manager for the portion of the Fund’s assets allocated to Lazard Asset Management LLC (“Lazard”).  Accordingly, as of the Effective Date, the following changes will become effective for the Prospectus.

1.   The table entitled “Lazard” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is replaced with the following:

Lazard

Portfolio Manager	Position with Lazard	Length of Service to the Fund
Andrew Lacey	Portfolio Manager/Analyst	Since Inception
Martin Flood	Portfolio Manager/Analyst	Since Inception
H. Ross Seiden	Portfolio Manager/Analyst	Since September 2015
Ronald Temple, CFA	Portfolio Manager/Analyst	Since Inception
Louis Florentin-Lee	Portfolio Manager/Analyst	Since December 2018

2.   The information under “Lazard” in the sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Growth Fund” under the section entitled “Management of the Funds” is replaced with the following:

Lazard, 30 Rockefeller Plaza, New York, New York 10112, serves as a Sub-adviser to the Large Cap Growth Fund under a sub-advisory agreement with the Adviser on behalf of the Fund. Lazard is registered as an investment adviser with the SEC and was founded in 1970. As of June 30, 2018, Lazard had assets under management of approximately $214 billion.

Portfolio Managers:

Andrew Lacey, Martin Flood, and Ronald Temple, CFA have been portfolio managers of the Large Cap Growth Fund since its inception. H. Ross Seiden has been a portfolio manager of the Fund since September 2015.  Louis Florentin-Lee has been a portfolio manager of the Fund since December 2018.

Mr. Lacey is a Portfolio Manager/Analyst at Lazard. He joined Lazard in 1995 as a Research Analyst.

Mr. Flood is a Portfolio Manager/Analyst at Lazard. He joined Lazard in 1996 and is a member of various US and global equity teams at Lazard.

Mr. Temple is a Managing Director and a Portfolio Manager/Analyst at Lazard. He also serves as Co-Head of Multi Asset and Head of US Equity, responsible for oversight of the Lazard’s multi asset and US equity strategies as well as several global equity strategies. He joined Lazard in 2001.

Mr. Seiden is a Director and Portfolio Manager/Analyst on various US equity teams at Lazard. Mr. Seiden began working in the investment field in 2006.

Mr. Florentin-Lee is a Portfolio Manager/Analyst on various global equity teams at Lazard.  Mr. Florentin-Lee began working in the investment field in 1996.

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund
(the “Fund”)

Supplement dated December 31, 2018
to the Statement of Additional Information (“SAI”) dated October 28, 2018

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective as of December 31, 2018 (the “Effective Date”), Louis Florentin-Lee will be added as a portfolio manager for the portion of the Fund’s assets allocated to Lazard Asset Management LLC (“Lazard”).  Accordingly, as of the Effective Date, the following changes will become effective for the SAI.

1.           The following information is added to the table in the sub-section entitled “Lazard Asset Management LLC (“Lazard”) – Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – Large Cap Growth Fund”:

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Louis Florentin-Lee (1)	3	$171.62 million	7	$1.36 billion	38	$2.66 billion
Accounts Subject to Performance Fees
Louis Florentin-Lee (1)	0	$0	0	$0	0	$0
(1)	Provided as of October 31, 2018.